DERIVATIVE LIABILITIES - Additional Information (Details)		12 Months Ended
	Mar. 09, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 09, 2020 USD ($)	Jan. 01, 2020 USD ($)	Dec. 31, 2019 USD ($)
Embedded Derivative [Line Items]
Derivative Liability		$ 5,303,984			$ 7,717,150
Change in fair value of derivative liability		(2,861,069)
Derivative Liability		5,303,984			$ 7,717,150
Convertible Debt | Global Ichiban Limited
Embedded Derivative [Line Items]
Derivative Liability				$ 2,010,975
Derivative Liability				2,010,975
Fair value of embedded derivative		5,303,984
Convertible Debt | Global Ichiban Limited | GI Exchange Note
Embedded Derivative [Line Items]
Derivative Liability			$ 447,903
Derivative Liability			$ 447,903
Convertible Debt | BD1
Embedded Derivative [Line Items]
Derivative Liability				5,706,175
Derivative Liability				$ 5,706,175
Embedded Derivative Financial Instruments | Convertible Debt | Global Ichiban Limited
Embedded Derivative [Line Items]
Change in fair value of derivative liability	$ 5,303,984	2,845,106
Embedded Derivative Financial Instruments | Convertible Debt | BD1
Embedded Derivative [Line Items]
Change in fair value of derivative liability		$ 5,706,175
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Price Volatility | Global Ichiban Limited
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input		0.62		0.46
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Price Volatility | Global Ichiban Limited | GI Exchange Note
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input			0.49
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Price Volatility | BD1 | Minimum [Member]
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input				0.42
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Price Volatility | BD1 | Maximum
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input				0.46
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Discount Rate | Global Ichiban Limited
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input		0		0.12
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Discount Rate | Global Ichiban Limited | GI Exchange Note
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input			0.0152
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Discount Rate | BD1
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input				0.12
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Expected Dividend Rate | Global Ichiban Limited
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input				0
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Expected Dividend Rate | Global Ichiban Limited | GI Exchange Note
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input			0
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Expected Dividend Rate | BD1
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input				0